Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amount of Other Intangible Assets and the Changes in the Carrying Amounts of Other Intangible Assets

The amount of other intangible assets and the changes in the carrying amounts of other intangible assets for the years ended December 31, 2015, 2014 and 2013:

Core Deposits
Intangible
Balance, December 31, 2012	$292
Amortization	(162)

Balance December 31, 2013	130
Amortization	(97)

Balance December 31, 2014	33
Amortization	(33)

Balance, December 31, 2015	$—